Annual Total Returns[BarChart] - Invesco Main Street All Cap Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.93%)	15.96%	29.20%	7.42%	(1.37%)	9.82%	16.07%	(10.38%)	32.85%	19.79%